Financial Risk Management	12 Months Ended
Jun. 30, 2026
Financial Risk Management [Abstract]
Financial risk management

5. Financial risk management

5.1. Financial risk factors

The Company operates with various financial instruments, including cash and cash equivalents, marketable securities, trade accounts receivables, accounts receivable and others, trade accounts payable, accounts payable for the purchase of farms, loans and financing and derivative financial instruments.

The Company’s operations expose it to market risks, mainly in relation to exchange rates, interest rates and changes in the prices of agricultural commodities. As a result, the Company also enters into derivative financial instruments, used to hedge its exposures with respect to crops or with respect to assets and liabilities recognized in the balance sheet, depending on the nature of the specific operation.

Considering the nature of the instruments, excluding derivative financial instruments, the fair value is basically determined by the discounted cash flow method. The amounts recorded as current assets and liabilities have either immediate liquidity or maturity in less than 12 months. Considering the terms and characteristics of these instruments, which are systematically renegotiated, the book values approximate fair values.

5.2. Policies approved by the Board of Directors for the use of financial instruments, including derivatives

The Company’s adopts the following policies guiding its financial instruments, which have been approved by the Board of Directors: (i) Investment Policy which provides guidance on Company’s investment of available funds, considering the risks of counterparty, credit instruments and liquidity, among others; (ii) derivative financial instruments policy which provides guidance on the management of the Company’s exposures to foreign currency, interest rate and indices risks, and agricultural commodities price risk, always relating derivative financial instruments to an asset or liability that generates the exposure; and (iii) Risk Policy, which addresses items not covered by the Investment Policy or in the derivative financial instruments policy or still related to the hedge of future cash flows, e.g. sale of future production of commodities.

a)	Cash and cash equivalents, marketable securities, accounts receivable and sundry credits, loans with related parties and accounts payable. The amounts recorded approximate their estimated fair value.

b)	Loans and financing. The book value of loans and financing denominated in Reais bear interest rates either fixed or floating (IPCA and CDI) and approximate fair value. The Chief Executive Officer reports to the Board of Directors the operations executed.

5.3. Analysis of exposure to financial asset and liability risks

a) Currency risk

This risk arises from the Company may incur losses due to fluctuations in exchange rates, which reduces the nominal amount of assets or increase the amount of liabilities. This risk also arises with respect to commitments to sell products existing in inventories or agricultural products not yet harvested when sales are made at prices to be fixed at a future date, prices which vary depending on the exchange rate.

b) Interest rate and index risk

This risk arises from Company incurring losses due to fluctuations in interest rates or indices that increase financial expenses related to land acquisition contracts and financing for agricultural operating costs, which are indexed to the IPCA and CDI.

c) Agricultural commodities price risk

This risk arises from losses due to fluctuations in the market prices of agricultural products.

5.4. Objectives and strategies of risk management and of use of derivative financial instruments

The management of financial risks is the responsibility of the Executive Officers who evaluate the exposure to risks such as foreign currency, interest rate and index and agricultural commodities on assets, liabilities and Company commitments. Management assesses the cost and availability in the market of derivative financial instruments to reduce the exposure to such risks. The Executive Officers may then decide to execute derivative financial instruments within the parameters previously approved in the Policies referred to above and as reported to the Board of Directors.

5.5. Risks related to each operating strategy

Derivative instruments are intended to reduce the risks of changes on cash flows arising from variations in exchange rates, interest rates and price indexes, and from variations in the price of agricultural commodities.

However, the change in the fair value of the derivative financial instrument may differ from the change in the cash flows or fair value of the assets, liabilities or forecasted transactions which are being hedged, as a result of different factors, such as differences between the contract dates, the maturity and settlement dates, or differences in “spreads” on the financial assets and liabilities being hedged and the corresponding spreads in the related legs of the swaps.

In the case of the derivative financial instruments strategy to hedge recognized assets and liabilities, management believes that the derivative financial instruments present a high degree of protection with respect to the changes in the assets and liabilities being hedged.

As to the strategy to hedge forecasted sales of soybean or to hedge accounts payable/receivable, which are susceptible to changes commodity prices, differences may arise due to additional factors, such as differences between the estimated and actual soybean volume to be harvested, or differences between the quoted price of soybean in the international markets where the derivative financial instruments are quoted and the price of soybean in the markets in which soybean is physically delivered/received by the Company. Should the soybean volume effectively harvested be lower than the amount for which derivative financial instruments were contracted, the Company will be exposed to variations in the price of the commodities by the volume hedged in excess and vice-versa should the soybean volume effectively harvested be higher than the hedged volume.

In the case of exposure to exchange rates, there is a risk that the total U.S. dollars sold through forward contracts will be higher than that to which the Company is exposed. In such case, foreign exchange rates risk continues to exist in the same proportion as the mismatch, which could result from a reduction in the expected yield of a certain commodity or in a reduction in prices denominated in foreign currencies.

5.6. Restrictions related to the use of derivative financial instruments

The Company is subject to credit risk with respect to the counterparty of the derivative financial instrument. The Company has contracted derivative financial instruments either traded on stock exchanges or from prime financial institutions or trading companies. Management believes that at the balance sheet date there are no indicators of risk of non-collectability with respect to the amounts recognized as assets with respect to derivative financial instruments.

The main controls over on the use of derivative financial instruments are as follows:

●	Policies defined by the Board of Directors;

●	Prohibition to use derivative financial instruments not approved by the Executive Officers;

●	Maintenance by the Executive Officers of a centralized inventory of outstanding derivative financial instruments;

●	Weekly risk report and biweekly meetings of the Board of Executive Officers with the risk committee to evaluate the Company’s consolidated position;

●	Monthly monitoring by the Executive Officers of the fair values as reported by the counterparties as compared to the amounts estimated by management; and

●	The fair value of the derivative financial instruments is estimated based on the market in which they were contracted and also in which the instruments are inserted.

5.7. Impact of derivative financial instruments on the statement of income

The gains and losses for changes in the fair value of derivative financial instruments are recognized in the statement of income separately between realized profit and loss (corresponding to derivative financial instruments that have already been settled) and unrealized profit and loss (corresponding to derivative financial instruments not yet settled).

5.8. Estimate of fair value of financial instruments

The fair value of derivative financial instruments traded on stock exchanges (B3 and Chicago Board of Trade) is determined based on quotations at the balance sheet date. To estimate the fair value of derivative financial instruments not traded on stock exchanges, the Company uses quotes for similar instruments or information available in the market and uses valuation methodologies widely used and that are also used by the counterparties. The estimates do not necessarily guarantee that such operations may be settled at the estimated amounts. The use of different market information and/or valuation methodologies may have a relevant effect on the amount of the estimated fair value.

Specific methodologies used for derivative financial instruments entered into by the Company:

●	Derivative financial instruments of agricultural commodities - The fair value is obtained from various market sources, including quotes provided by international brokers, international banks and available on the Chicago Board of Trade (CBOT).

●	Derivative financial instruments of foreign currencies - The fair value is determined based on information obtained from various market sources including, as appropriate, B3 S.A. – Brasil, Bolsa, Balcão, local banks, in addition to information sent by the operation counterparty.

a)	Sensitivity analysis

Management identified for each type of derivative financial instrument variables arising from foreign exchange rates, interest rates or commodities prices which may generate loss on assets and/or liabilities.

The sensitivity analysis aims at measuring the impact from the changes in the market variables on the aforementioned financial instruments of the Company, considering all other market indicators are held constant. Upon their settlement, such amounts may differ from those stated below, due to the estimates used in their preparation.

This analysis contemplates five distinct scenarios in relation to the current market. On June 30, 2026, as probable scenarios for the coming 12 months, I, II, III, IV and V a variation in relation to the current market of 0%, -25%, -50%, +25%, +50%, respectively, was considered.

In addition, the Company presents a summary of possible scenarios for the following 12 months arising from the Company’s financial instruments. Reliable sources of indices disclosure were used for the rates used in the “probable scenario.”

		Consolidated			Scenario I -		Scenario I - Probable		Scenario II - Remote		Scenario III - Probable		Scenario IV - Remote
(*) annual average rates		June 30, 2026			Probable		Decrease	-25%	Decrease	-50%	Increase	25%	Increase	50%
Operation	Risk	Balance (R$)	Notional/ Position	Rate	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate

Short-term investments	CDI	153,901	-	14.15%	(200)	14.02%	(5,409)	10.52%	(10,788)	7.01%	5,409	17.53%	10,788	21.03%
Marketable securities	SELIC	16,353	-	14.25%	(38)	14.02%	(575)	10.52%	(1,145)	7.01%	575	17.53%	1,145	21.03%
Cash and securities - USD	USD	11,848	2,289	5.18	(925)	5.58	(3,193)	4.19	(6,386)	2.79	3,193	6.98	6,386	8.37
Total cash, cash equivalent		182,102	2,289		(1,163)		(9,177)		(18,319)		9,177		18,319
Financing in Paraguay	USD	(35,431)	(6,844)	5.18	(14,293)	5.58	49,426	4.19	98,852	2.79	(49,426)	6.98	(98,852)	8.37
Financing in Brazil	USD	(9,885)	-	5.18	(3,988)	5.58	13,790	4.19	27,579	2.79	(13,790)	6.98	(27,579)	8.37
Financing in Brazil	CDI	(72,639)	-	14.15%	94	14.02%	2,550	10.52%	5,092	7.01%	(2,550)	17.53%	(5,092)	21.03%
Financing/Debentures	IPCA	(326,766)	-	4.52%	(18,234)	10.10%	8,237	7.57%	16,481	5.05%	(8,237)	12.62%	(16,481)	15.14%
Total Financing (b)		(444,721)	(6,844)		(36,421)		74,003		148,004		(74,003)		(148,004)
Araucária VI	Soybean bags	1,683	15,695	118.15	-	118.15	(421)	88.61	(842)	59.07	421	147.68	842	177.22
Araucária VII	Soybean bags	89,962	855,000	122.58	-	122.58	(22,491)	91.93	(44,981)	61.29	22,491	153.22	44,981	183.86
Jatobá V	Soybean bags	7,482	59,534	127.59	-	127.59	(1,871)	95.69	(3,741)	63.80	1,871	159.49	3,741	191.39
Jatobá VI	Soybean bags	11,897	99,442	128.67	-	128.67	(2,974)	96.50	(5,949)	64.33	2,974	160.83	5,949	193.00
Jatobá VII	Soybean bags	54,556	506,688	132.79	-	132.79	(13,639)	99.59	(27,278)	66.39	13,639	165.98	27,278	199.18
Alto Taquari IV	Soybean bags	106,371	11,703	108.00	-	108.00	(26,593)	81.00	(53,186)	54.00	26,593	135.00	53,186	162.00
Chaparral I	Soybean bags	196,304	1,899,898	139.61	-	139.61	(49,076)	104.71	(98,152)	69.81	49,076	174.52	98,152	209.42
Preferência I	Cattle (@)	70,873	316,640	314.99	-	314.99	(17,718)	236.24	(35,437)	157.50	17,718	393.74	35,437	472.49
Marangatú	USD	1,465	-	-	-	-	(366)	-	(733)	-	366	-	733	-
Total receivables from farms		540,593	3,764,600		-		(135,149)		(270,299)		135,149		270,299
Derivative operations	Grains (bags)	892	(3,001,275)	(a)	2,200	(a)	51,043	(a)	102,458	(a)	(60,368)	(a)	(121,042)	(a)
Derivative operations	USD	8,717	(54,374)	(a)	15,989	(a)	98,436	(a)	196,806	(a)	(98,300)	(a)	(196,672)	(a)
Derivative operations	Cattle (@)	-	(31,680)	(a)	-	(a)	108	(a)	239	(a)	(154)	(a)	(284)	(a)
Derivative operations	Cotton (lbs.)	(1,692)	(5,250,000)	(a)	3,192	(a)	9,206	(a)	19,395	(a)	(18,083)	(a)	(38,750)	(a)
Derivative operations	Ethanol (m^3)	(2,066)	(22,800)	(a)	(7,178)	(a)	40,686	(a)	81,371	(a)	(40,686)	(a)	(81,371)	(a)
Derivative operations	Swap (BRL)	1,513	-	(a)	(10,906)	(a)	25,841	(a)	54,497	(a)	(23,469)	(a)	(44,918)	(a)
Derivative operations	Sugarcane (Kg)	903	(6,000,000)	(a)	14	(a)	8,998	(a)	17,995	(a)	(8,998)	(a)	(17,995)	(a)
Margin - Stonex	CDI	(1,055)	-	14.25%	2	14.02%	37	10.52%	74	7.01%	(37)	17.53%	(74)	21.03%
Total Derivatives (a)		7,212	(14,360,129)		3,313		234,355		472,835		(250,095)		(501,106)
Cresca, net	USD	(1,343)	(259)	5.18	(102)	5.58	361	4.19	723	2.79	(361)	6.98	(723)	8.37
Cresud, net	USD	(7,174)	(1,386)	5.18	(560)	5.58	1,933	4.19	3,867	2.79	(1,933)	6.98	(3,867)	8.37
Total related parties		(8,517)	(1,645)		(662)		2,294		4,590		(2,294)		(4,590)

(*)	SOURCE Risks: Bloomberg

(a)	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.

(b)	The sensitivity analyses do not consider financing transactions and receivables from farms with fixed rate.

b) Credit risk

Credit risk refers to the risk of noncompliance by a counterparty of its contractual obligations, leading the Company to incur financial losses. The risk to which the Company is exposed includes defaults on receivables for the sale of sugarcane, sale of grains, leasing of land and receivables from farms.

To reduce credit risk from commercial transactions, management determines credit limits considering factors such as: age of the company, history of business with the Company, commercial references and Serasa (credit rating). The Company monitors the outstanding balances.

After the sale is made, the Company adopts continual monitoring criteria. This process includes, among others, the analysis of delays, non-compliance with contractual clauses and the evaluation of relevant information about buyers, considering legal, commercial and business factors, covering both the history and current profiles. However, due to the low level of default in the agricultural sector, the Company uses a simplified risk matrix to estimate potential losses based on historical trends, even when no risk was identified in the previous analysis.

Currently, management does not expect losses from default of its counterparties and has no significant exposure to any individual counterparty.

c) Liquidity risk

The table below shows the Company’s financial liabilities grouped by maturity. The Company and its subsidiaries continually monitor cash flows to avoid a mismatch between accounts receivable and payable. The amounts disclosed in the table are the discounted contractual cash flows, except for “Loans, financing and debentures” and “Leases payable” lines, in addition to the net derivative financial instruments (fair value disclosed).

	Note	Book value	Contractual value	Less than one year	From one to two years	From three to five years	Above five years
At June 30, 2026
Derivative financial instruments	7	29,074	29,074	9,456	19,618	-	-
Lease payables	15	334,615	605,101	126,223	246,837	145,040	87,001
Trade payable	16	64,678	64,678	64,678	-	-	-
Loans, financing and debentures	17	1,024,300	1,110,176	524,947	400,539	171,960	12,730
Other liabilities	19	18,079	18,079	6,895	11,184	-	-
Transactions with related parties	30	10,226	10,226	-	10,226	-	-

At June 30, 2025
Derivative financial instruments	7	33,124	33,124	15,492	17,632	-	-
Lease payables	15	352,539	635,192	88,397	144,367	248,148	154,280
Trade payable	16	103,658	103,658	103,658	-	-	-
Loans, financing and debentures	17	885,519	1,058,791	402,928	262,410	329,643	63,810
Other liabilities	19	24,445	24,445	7,082	17,363	-	-
Transactions with related parties	30	8,401	8,401	-	8,401	-	-

5.9. Capital management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for stockholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

To maintain or adjust its capital structure, the Company may take several measures, including revising the amount of dividends to be distributed, returning capital to shareholders, issuing new shares, or disposing of assets or reducing its debt level.

In line with industry practices, the Company monitors its capital structure based on its financial leverage ratio, calculated as the ratio of net debt to shareholders’ equity. Net debt is the sum of loans, financings, debentures, payables for acquisitions, and derivatives, less the balance of cash and cash equivalents.

The following table demonstrates the financial debts.

	2026	2025
Total derivatives (Note 7)	(7,212)	(7,458)
Loans, financing and debentures (Note 17)	1,024,300	885,519
Total acquisitions payable (Note 19)	18,079	24,445
	1,035,167	902,506
Less: cash and cash equivalents (Note 6.1)	(168,499)	(142,908)
Less: marketable securities (Notes 6.2)	(34,747)	(16,908)
	(203,246)	(159,816)
Net debt (net cash)	831,921	742,690
Total equity	2,025,309	2,177,728
Leverage ratio	41.08%	34.10%

5.10. Fair value hierarchy

The carrying amount (less impairment) of trade accounts receivable and payables approximate their fair values. The fair value of financial liabilities, for disclosure purposes, is estimated by discounting the future contractual cash flows at the current market interest rate that is available for similar financial instruments.

The Company adopted IFRS 7 and IFRS 13 for financial instruments that are measured in the balance sheet at fair value; this requires disclosure of fair value measurements by level of the following fair value measurement hierarchy:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);

●	Information, in addition to quoted prices, included in Level 1 that are observable in the market for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2);

●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

The following table presents the Company’s assets and liabilities, their classification and the fair value, as well as the level of hierarchy:

	June 30, 2026
Consolidated – R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non- observable data (Level 3)
Financial assets measured at amortized cost
Current
Cash and cash equivalents	6.1	135,507	135,507	135,507	-	-
Trade receivables, net	8.1	100,281	100,281	-	100,281	-
Non-current
Marketable securities	6.2	18,394	18,394	-	18,394	-
Related-party transactions	30	3,293	3,293	-	3,293	-
Financial assets measured at fair value through profit or loss
Current
Marketable securities	6.2	16,353	16,353	16,353	-	-
Receivables from sale of farm, net	8.1	191,235	191,235	-	191,235	-
Derivative operations (b)	7	6,459	6,459	6,459		-
Derivative operations (b)	7	8,704	8,704	-	8,704	-
Non-current
Receivables from sale of farm, net	8.1	349,358	349,358	-	349,358	-
Derivative operations (b)	7	21,123	21,123	-	21,123	-
Non-financial assets measured at fair value
Current
Biological assets	10	39,751	39,751	-	39,751	-
Biological assets	10	237,523	237,523	-	-	237,523
Non-current
Biological assets	10	13,767	13,767	-	13,767	-
Non-financial assets measured at cost
Non-current
Investment properties	11	1,337,422	3,231,177	-	-	3,231,177
Total		2,479,170	4,372,925	158,319	745,906	3,468,700
Financial liabilities measured at amortized cost
Current
Trade payables	16	64,678	64,678	-	64,678	-
Loans, financing and debentures (a)	17	475,018	524,947	-	524,947	-
Non-current
Related-party transactions	30	10,226	10,226	-	10,226	-
Loans, financing and debentures (a)	17	549,282	585,229	-	585,229	-
Financial liabilities measured at fair value through profit or loss
Current
Leases payable and associated liabilities	15	83,613	126,223	-	126,223	-
Derivative operations (b)	7	9,456	9,456	9,456	-	-
Accounts payable due to acquisition of farm	19	6,895	6,895	-	6,895	-
Non-current
Leases payable and associated liabilities	15	323,953	478,878	-	478,878	-
Derivative operations (b)	7	569	569	569	-	-
Derivative operations (b)	7	19,049	19,049	-	19,049	-
Accounts payable due to acquisition of farm	19	11,184	11,184	-	11,184	-
Total		1,553,923	1,837,334	10,025	1,827,309	-

(a)	The carrying amount of loans, financings, and debentures presented in the financial statements approximates fair value, given that the rates for these instruments are substantially subsidized and there is no intention of early settlement;

(b)	Derivative transactions traded in an active market are measured at fair value under Level 1, while over-the-counter transactions are measured under Level 2, as shown in the table above.

	June 30, 2025
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non- observable data (Level 3)
Financial assets measured at amortized cost
Current
Cash and cash equivalents	6.1	125,614	125,614	125,614	-	-
Trade receivables, net	8.1	149,639	149,639	-	149,639	-
Non-current
Related-party transactions	30	2,822	2,822	-	2,822	-
Financial assets measured at fair value through profit or loss
Current
Marketable securities	6.2	16,908	16,908	16,908	-	-
Receivables from sale of farm, net	8.1	235,419	235,419	-	235,419	-
Derivative operations (b)	7	13,813	13,813	13,813		-
Derivative operations (b)	7	15,796	15,796	-	15,796	-
Non-current
Receivables from sale of farm, net	8.1	521,210	521,210	-	521,210	-
Derivative operations (b)	7	10,973	10,973	-	10,973	-
Non-financial assets measured at fair value
Current
Biological assets	10	26,859	26,859	-	26,859	-
Biological assets	10	238,581	238,581	-	-	238,581
Non-current
Biological assets	10	32,345	32,345	-	32,345	-
Non-financial assets measured at cost
Non-current
Investment properties	11	1,323,834	3,615,837	-	-	3,615,837
Total		2,713,813	5,005,816	156,335	995,063	3,854,418
Financial liabilities measured at amortized cost
Current
Trade payables	16	103,659	103,659	-	103,659	-
Loans, financing and debentures (a)	17	355,841	355,841	-	355,841	-
Accounts payable due to acquisition of farm	19	1,305	1,305	-	1,305	-
Non-current
Related-party transactions	30	8,401	8,401	-	8,401	-
Loans, financing and debentures (a)	17	529,678	529,678	-	529,678	-
Financial liabilities measured at fair value through profit or loss
Current
Leases payable and associated liabilities	15	82,330	82,330	-	82,330	-
Derivative operations (b)	7	13,520	13,520	13,520	-	-
Derivative operations (b)	7	1,972	1,972	-	1,972	-
Accounts payable due to acquisition of farm	19	5,777	5,777	-	5,777	-
Non-current
Leases payable and associated liabilities	15	343,454	343,454	-	343,454	-
Derivative operations (b)	7	202	202	202	-	-
Derivative operations (b)	7	17,430	17,430	-	17,430	-
Accounts payable due to acquisition of farm	19	17,363	17,363	-	17,363	-
Total		1,480,932	1,480,932	13,722	1,467,210	-

(a)	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;

(b)	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above.

The significant non-observable inputs used in the measurement of the fair value of the credits from the sale of the farm classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 2026, are as follows:

Description	Evaluation method	Significant non-observable inputs	Variation of non-observable inputs	Sensitivity of inputs to fair value
Receivables from sale of farm	Discounted cash flow	Premium (or Basis)	0.43 – 0.70 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$17,282, representing an increase or decrease of 3.21% in the receivables from the farm.

The significant non-observable inputs used in the measurement of the fair value of biological assets and investment properties are disclosed in Notes 10 and 11, respectively.